Financial instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Instruments Text Block Abstract
Risk limited percentage	100.00%
Cash and cash equivalents	R$ 5,842	R$ 2,550		$ 5,605
Accounts receivable percentage	5.00%
Notional amount	R$ 2,360	1,888
Fair value receivable	146	4
Cost of debt	R$ 29	R$ 4	R$ 68
According to management description	Therefore, in the probable scenario (I) there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the exclusive effect, a deterioration from 5% to 10% was taken into account, respectively, on risk variables, up to one year of financial instruments.
Interest rate weighted per year	12.95%
Borrowings percentage	100.00%
Annual weighted average rate	12.43%	4.40%